Investments in affiliated companies (Details Textual) ¥ in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended											12 Months Ended							36 Months Ended
	Dec. 31, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Aug. 31, 2014 CNY (¥)	Jul. 31, 2013 CNY (¥)	Jul. 31, 2013 USD ($)	Jul. 31, 2013 JPY (¥)	Jun. 30, 2013 CNY (¥)	Nov. 30, 2012 CNY (¥) Entities	Jul. 31, 2011 CNY (¥)	Feb. 28, 2010 CNY (¥)	Sep. 30, 2009 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 JPY (¥)	Jul. 15, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments											¥ 6,000				¥ 1,971		¥ 42,598	¥ 20,362
Equity Method Investments												¥ 126,498
Consideration For Transfer Of Equity Interest	¥ 95,840
Gain (Loss) on Sale of Equity Investments	¥ 34,295											9,080
Equity Method Investment, Realized Gain (Loss) on Disposal												¥ 13,852	$ 2,129		97,124		0
Proceeds from Sale of Intangible Assets																¥ 1,565,500			¥ 89,197	¥ 1,565,500
Gain (Loss) on Disposition of Intangible Assets															¥ 62,830	¥ 1,052,422
Assets Received In Liquidation Description												i)cash received of RMB 36,238 and ii) accounts receivable from one related party of the Company of RMB 99,340, was recognized in Other Income in the consolidated statement of Comprehensive Loss for the year ended Decemeber 31, 2017.	i)cash received of RMB 36,238 and ii) accounts receivable from one related party of the Company of RMB 99,340, was recognized in Other Income in the consolidated statement of Comprehensive Loss for the year ended Decemeber 31, 2017.	i)cash received of RMB 36,238 and ii) accounts receivable from one related party of the Company of RMB 99,340, was recognized in Other Income in the consolidated statement of Comprehensive Loss for the year ended Decemeber 31, 2017.
Cash Received Liquidation												¥ 36,238
Accounts Receivable , Liquidation												99,340
Hainan Tianneng Power Co., Ltd. (Tibetan Yingli) [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage											20.00%
Project Solariant Portfolio [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Equity Interest Transferred to Another Entity																						100.00%
Other Current Liabilities [Member]
Investments in and Advances to Affiliates [Line Items]
Partial Consideration For Transfer Of Equity				¥ 42,499																	¥ 815,700
Prepaid Expenses and Other Current Assets [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investments												¥ 30,347
Tibet Tianwei Yingli New Energy Resources Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage																		50.00%
Equity Method Investment, Other than Temporary Impairment																		¥ 8,720
Hainan Tianneng Power Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage																					26.53%		27.66%	27.66%	11.45%
Guokai Siyuan Beijing Investment Fund Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities								35
Payments to Acquire Equity and Cost Method Investments								¥ 150,000
Cost Method Investment Period of Operations of Investee								10 years
Shanghai Sailing Xili Equity Investment Fund LLP [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage			49.20%
Principal Available for Investment			¥ 1,004,000
Tongmei Yingli New Energy Industry Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments			¥ 30,000
Equity Method Investment, Ownership Percentage			30.00%
Solariant Portfolio Two Godo Kaisha [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage				49.48%
Yingli Energy China Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage			50.80%
Yingli Energy China Company Limited [Member] | Hainan Tianneng Power Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage												9.35%
Yingli Energy China Company Limited [Member] | Beijing Jingyi Green Energy Power System Engineering Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments									¥ 1,875
Cost Method Investment Ownership Percentage										10.00%
Proceeds from Sale of Equity and Cost Method Investments										¥ 10,000
Yingli Energy China Company Limited [Member] | Shanghai Sailing Xili Equity Investment Fund LLP [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments																	¥ 153,000
Hainan Yingli New Energy Resources Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage								2.97%
Hainan Yingli New Energy Resources Company Limited [Member] | Hainan Tianneng Power Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments				¥ 12,000			¥ 40,000
Equity Method Investment, Ownership Percentage							18.31%
Yingli Beijing [Member] | Shandong Hi-speed Yingli New Energy Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments		¥ 17,500
Equity Method Investment, Ownership Percentage		35.00%
Yingli Japan [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments						¥ 546,500
Equity Method Investment, Ownership Percentage				37.50%
Equity Method Investment, Realized Gain (Loss) on Disposal												¥ 15,281		¥ 261,800
Yingli Japan [Member] | Solariant Portfolio Two Godo Kaisha [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments				¥ 7,782,000		151,500
Yingli Japan [Member] | SPG’s payables [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments				¥ 20,580,000	$ 3,177,000	¥ 395,000